Note 16. Subsequent Events (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Wilson Nixon
Stock Issued During Period, Shares, Issued for Services	200,000
Share-based Goods and Nonemployee Services Transaction, Capitalized Cost	$ 150,000
JMJ Financial
Stock Issued During Period, Shares, Conversion of Convertible Securities	70,000
Debt Conversion, Converted Instrument, Amount	$ 27,915
Independent directors
Stock Issued During Period, Shares, Issued for Services	3,192	4,652	9,414	25,357
Issuance of Stock and Warrants for Services or Claims	$ 3,000	$ 4,000